Asset Retirement Obligations	6 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 7. Asset Retirement Obligations

The following table provides a reconciliation of the changes in the estimated asset retirement obligations for the six months ended September 30, 2012.

September 30, 2012

Beginning balance, asset retirement obligations	$-
Additions	55,924
Accretion expense	7,516
Ending balance, asset retirement obligations	$63,440